Income Taxes - Additional Information (Detail)	12 Months Ended					12 Months Ended																																																			12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 Abgent Inc. and its subsidiaries USD ($)	Dec. 31, 2012 China USD ($)	Dec. 31, 2012 China Minimum CNY	Dec. 31, 2012 China Maximum	Dec. 31, 2012 China High and New Technology Enterprises	Dec. 31, 2012 China WuXi AppTec Co., Ltd. Minimum	Dec. 31, 2012 China WuXi AppTec Co., Ltd. High and New Technology Enterprises	Dec. 31, 2010 China WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2009 China WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2008 China WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2012 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises	Dec. 31, 2011 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises	Dec. 31, 2008 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises	Dec. 31, 2008 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises Minimum	Dec. 31, 2008 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises Maximum	Dec. 31, 2012 China WuXi AppTec (Wuhan) Co., Ltd	Dec. 31, 2011 China WuXi AppTec (Wuhan) Co., Ltd	Dec. 31, 2010 China WuXi AppTec (Wuhan) Co., Ltd	Dec. 31, 2012 China WuXi AppTec (Wuhan) Co., Ltd Minimum	Dec. 31, 2012 China WuXi AppTec (Wuhan) Co., Ltd Maximum	Dec. 31, 2012 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2010 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2009 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2008 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2012 China Shanghai SynTheAll PharmaTech Co., Ltd. Minimum	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd. Minimum	Dec. 31, 2012 China Shanghai SynTheAll PharmaTech Co., Ltd. Maximum	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd. Maximum	Dec. 31, 2012 China Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou")	Dec. 31, 2011 China Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou")	Dec. 31, 2010 China Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou")	Dec. 31, 2012 China Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou") Minimum	Dec. 31, 2012 China Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou") Maximum	Dec. 31, 2012 China Other Subsidiaries	Dec. 31, 2011 China Other Subsidiaries	Dec. 31, 2012 China WuXi AppTec (Tianjin) Co., Ltd	Dec. 31, 2011 China WuXi AppTec (Tianjin) Co., Ltd	Dec. 31, 2010 China WuXi AppTec (Tianjin) Co., Ltd	Dec. 31, 2009 China WuXi AppTec (Tianjin) Co., Ltd	Dec. 31, 2008 China WuXi AppTec (Tianjin) Co., Ltd	Dec. 31, 2011 China WuXi AppTec (Tianjin) Co., Ltd Minimum	Dec. 31, 2011 China WuXi AppTec (Tianjin) Co., Ltd Maximum	Dec. 31, 2012 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2011 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2010 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2009 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2008 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2011 China WuXi AppTec (Suzhou) Co., Ltd. Minimum	Dec. 31, 2011 China WuXi AppTec (Suzhou) Co., Ltd. Maximum	Dec. 31, 2012 United States	Dec. 31, 2011 United States USD ($)	Dec. 31, 2012 United States Minimum	Dec. 31, 2012 United States Maximum	Dec. 31, 2012 Federal USD ($)	Dec. 31, 2012 State USD ($)	Dec. 31, 2012 State Minimum	Dec. 31, 2012 State Maximum	Dec. 31, 2012 HONG KONG Shanghai AppTec (HK) Limited
Income Taxes [Line Items]
Profit tax rate																																																															16.50%
PRC enterprise income tax rate	25.00%	25.00%	25.00%			25.00%														25.00%	25.00%	25.00%			25.00%	25.00%	25.00%							25.00%	25.00%	25.00%			25.00%	25.00%
Effective income tax rate, effective date						2008-01-01					2008-01-01
Transitional income tax rate period						5 years
Preferential enterprise tax rate									15.00%		15.00%				15.00%	15.00%	15.00%
Manufacturing foreign invested enterprises business term										10 years
Enterprise tax rate during transition period												11.00%	10.00%	9.00%
Preferential income tax rate period																		2008	2013				2012	2014						2012	2008	2014	2013				2012	2014								2008	2013						2008	2013
Enterprise income tax rate																									12.50%	12.50%	12.50%	0.00%	0.00%												12.50%	12.50%	12.50%	0.00%	0.00%			12.50%	12.50%	12.50%	0.00%	0.00%
Preferential tax rate																				15.00%					1500.00%	15.00%								1500.00%								15.00%							15.00%
Effective income tax rate, federal statutory rate																																																							34.00%
Effective income tax rate, state tax rate																																																									5.00%	10.00%
Uncertain tax benefits		$ 1,835,000	$ 1,070,000	$ 1,070,000																																																				$ 1,800,000
Deferred tax liabilities	4,906,000	2,701,000			1,100,000
Reduction due to lapse of statute of limitations	771,000	300,000
Undistributed earnings						337,600,000
Dividend withholding tax rate						10.00%
Operating loss carryforward						14,300,000																																																					11,100,000	6,800,000
Operating loss carryforward, expiration year							2013	2017																																																	2023	2031
Statute of limitations period if the underpayment of taxes is due to computational errors						3 years
Statute of limitations period if the underpayment of taxes is due to computational errors, special circumstance						5 years
Underpayment of tax liability, special circumstance							100,000
Statute of limitations period, transfer pricing adjustment						10 years
Income tax return, examination period																																																													3 years	4 years